The New Germany Fund, Inc.

Schedule of Investments	as of March 31, 2020 (Unaudited)

	Shares	Value ($)
Germany 84.5%
Common Stocks 82.3%
Auto Components 2.0%
Hella GmbH & Co. KGaA	114,942	3,350,208
SAF-Holland SE	245,839	994,962
		4,345,170
Banks 1.3%
Commerzbank AG	752,191	2,731,016

Biotechnology 1.1%
MorphoSys AG*	24,464	2,417,554

Chemicals 7.2%
Evonik Industries AG	125,368	2,623,629
LANXESS AG	59,215	2,366,664
Symrise AG ''A''	115,898	10,810,849
		15,801,142
Construction & Engineering 0.2%
HOCHTIEF AG	6,672	442,972

Diversified Financial Services 0.9%
GRENKE AG†	13,872	818,243
Hypoport AG*	3,789	1,112,278
		1,930,521
Diversified Telecommunication Services 1.4%
Telefonica Deutschland Holding AG	275,269	682,399
United Internet AG (Registered)	79,934	2,357,025
		3,039,424
Electrical Equipment 0.6%
Nordex SE* †	164,753	1,283,680

Food Products 2.2%
KWS Saat SE & Co. KGaA	95,828	4,890,017

Health Care Equipment & Supplies 2.5%
Carl Zeiss Meditec AG	10,989	1,065,442
Siemens Healthineers AG 144A	111,561	4,412,882
		5,478,324
Independent Power & Renewable Electricity Producers 2.6%
Encavis AG†	256,469	2,603,404
Uniper SE	126,579	3,124,036
		5,727,440
Insurance 2.0%
Hannover Rueck SE	18,323	2,634,103
Talanx AG	49,323	1,675,774
		4,309,877
Interactive Media & Services 5.1%
New Work SE	2,533	544,824
Scout24 AG 144A	175,534	10,546,548
		11,091,372
Internet & Direct Marketing Retail 18.0%
Delivery Hero SE 144A*	189,241	14,113,462
HelloFresh SE*	430,736	14,464,304
Rocket Internet SE 144A*	42,472	858,534
Zalando SE 144A*	252,812	9,707,482
		39,143,782
IT Services 1.3%
Bechtle AG	21,641	2,776,239

Life Sciences Tools & Services 1.3%
Evotec SE* †	122,525	2,746,996

	Shares	Value ($)
Machinery 1.7%
Deutz AG	396,128	1,460,628
KION Group AG	18,890	817,587
Pfeiffer Vacuum Technology AG	4,519	648,657
Vossloh AG	20,263	702,677
		3,629,549
Media 0.9%
ProSiebenSat.1 Media SE	235,363	1,867,418

Metals & Mining 1.5%
thyssenkrupp AG* †	645,047	3,375,146

Oil, Gas & Consumable Fuels 0.0%
CropEnergies AG	3,441	30,096

Pharmaceuticals 1.6%
Dermapharm Holding SE	84,601	3,518,679

Professional Services 0.1%
Amadeus Fire AG	1,863	158,854

Real Estate Management & Development 11.4%
Deutsche Wohnen SE	194,955	7,425,983
Instone Real Estate Group AG 144A*	288,889	4,596,889
LEG Immobilien AG	92,327	10,405,528
PATRIZIA AG	39,498	910,247
TLG Immobilien AG	96,812	1,544,751
		24,883,398
Semiconductors & Semiconductor Equipment 0.3%
Siltronic AG	9,088	680,769

Software 5.6%
Nemetschek SE	14,227	706,943
TeamViewer AG*	290,230	11,590,157
		12,297,100
Specialty Retail 2.6%
Fielmann AG	97,138	5,665,750

Textiles, Apparel & Luxury Goods 2.4%
Puma SE	86,249	5,148,941

Trading Companies & Distributors 2.4%
Brenntag AG	142,601	5,294,068

Transportation Infrastructure 2.1%
Fraport AG Frankfurt Airport Services Worldwide	107,408	4,349,386
Hamburger Hafen und Logistik AG	21,249	296,380
		4,645,766
Total Common Stocks (Cost $167,918,666)		179,351,060

Preferred Stocks 2.2%
Health Care Equipment & Supplies 1.9%
Sartorius AG	17,387	4,239,686

Machinery 0.3%
Jungheinrich AG	43,325	663,251
Total Preferred Stocks (Cost $1,827,530)		4,902,937
Total Germany (Cost $169,746,196)		184,253,997

Netherlands 8.7%
Common Stocks
Aerospace & Defense 5.7%
Airbus SE	190,847	12,427,903

Internet & Direct Marketing Retail 0.0%
Shop Apotheke Europe NV 144A*	725	40,417

	Shares	Value ($)
Life Sciences Tools & Services 3.0%
QIAGEN NV*	161,222	6,477,225
Total Netherlands (Cost $8,621,613)		18,945,545

United Kingdom 2.5%
Common Stocks
Semiconductors & Semiconductor Equipment 2.5%
Dialog Semiconductor PLC * (Cost $7,233,202)	197,981	5,353,393

Luxembourg 1.2%
Common Stocks
Real Estate Management & Development 1.2%
Aroundtown SA	378,196	1,890,057
Corestate Capital Holding SA*	26,722	781,504
		2,671,561
Total Luxembourg (Cost $4,627,777)		2,671,561

France 1.0%
Common Stocks
Life Sciences Tools & Services 1.0%
Sartorius Stedim Biotech (Cost $838,141)	10,435	2,095,600

Securities Lending Collateral 4.8%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 0.33% (a) (b) (Cost $10,509,227)	10,509,227	10,509,227

Cash Equivalents 0.0%
DWS Central Cash Management Government Fund, 0.32% (b) (Cost $58,350)	58,350	58,350

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $201,634,506)	102.7	223,887,673
Other Assets and Liabilities, Net	(2.7)	(5,855,420)
Net Assets	100.0	218,032,253

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies,

please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2020	Value ($) at 3/31/2020
Securities Lending Collateral 4.8%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 0.33% (a) (b)
9,548,819	960,408	(c) –	–	–	34,052	–	10,509,227	10,509,227
Cash Equivalents 0.0%
DWS Central Cash Management Government Fund, 0.32% (b)
393,417	17,407,089	17,742,156	–	–	6,983	–	58,350	58,350
9,942,236	18,367,497	17,742,156	–	–	41,035	–	10,567,577	10,567,577

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2020 amounted to $10,175,491, which is 4.7% of net assets.
(a)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2020.

144A: Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level.  Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Securities are listed in the country of domicile. For purposes of the Fund's investment objective policy to invest in German companies, non-Germany domiciled securities may qualify as German companies as defined in the Fund's Statement of Investment Objectives, Policies and Investment Restrictions.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (d)
Germany	$184,253,997	$—	$—	$184,253,997
Netherlands	18,945,545	—	—	18,945,545
United Kingdom	5,353,393	—	—	5,353,393
Luxembourg	2,671,561	—	—	2,671,561
France	2,095,600	—	—	2,095,600
Short-Term Instruments (d)	10,567,577	—	—	10,567,577
Total	$223,887,673	$—	$—	$223,887,673

(d) See Schedule of Investments for additional detailed categorizations.